Securities - Maturities of Debt Securities Available for Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized cost of debt securities available for sale, due within one year	$ 2,078	$ 6,605
Amortized cost of debt securities available for sale, due in one to five years	28,692	13,913
Amortized cost of debt securities available for sale, due in five to ten years	18,161	32,611
Amortized cost of debt securities available for sale, due after ten years	7,218	13,022
Total amortized cost debt securities available for sale with specific maturities	56,149	66,151
Total unrestricted securities available-for-sale at amortized cost	184,940	208,651
Estimated fair value of debt securities available for sale, due within one year	2,095	6,615
Estimated fair value of debt securities available for sale, due in one to five years	28,624	14,067
Estimated fair value of debt securities available for sale, due in five to ten years	18,287	32,744
Estimated fair value of debt securities available for sale, due after ten years	7,443	13,603
Total estimated fair value of debt securities available for sale with specific maturities	56,449	67,029
Total unrestricted securities available for sale at estimated fair value	184,791	209,480
Amortizing Agency Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Total amortized cost of debt securities available for sale without specific maturities	57,402	56,874
Total estimated fair value of debt securities available for sale without specific maturities	57,578	57,439
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total amortized cost of debt securities available for sale without specific maturities	71,389	85,626
Total unrestricted securities available-for-sale at amortized cost	71,389	85,626
Total estimated fair value of debt securities available for sale without specific maturities	70,764	85,012
Total unrestricted securities available for sale at estimated fair value	$ 70,764	$ 85,012